Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Cash interest paid, net	$ 135.4	$ 146.0	$ 102.1
Income taxes paid	$ 2.1	$ 0.6	$ 5.7